Schedule of Investments (unaudited)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.1%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/24 (ETM)	$250	$252,410
5.00%, 09/01/26 (PR 09/01/24)	1,010	1,019,736
5.00%, 09/01/30 (PR 09/01/24)	500	504,820
Series A, 5.00%, 09/01/24	260	262,881
Series B, 5.00%, 09/01/24	535	540,929
Alabama Public School and College Authority RB
Series A, 5.00%, 02/01/24	1,025	1,025,000
Series A, 5.00%, 05/01/24	145	145,695
Series A, 5.00%, 11/01/24	300	304,572
Series C, 5.00%, 06/01/24	100	100,647
Auburn University RB, Series B, 5.00%, 06/01/24	265	266,672
City of Huntsville AL GO, Series A, 5.00%, 08/01/24	80	80,780
County of Mobile AL GOL, Series A, 5.00%, 06/01/24	50	50,315
State of Alabama GO
Series A, 5.00%, 08/01/24	285	287,765
Series A, 5.00%, 11/01/24	185	187,750
Series C, 5.00%, 08/01/24	125	126,213
University of Alabama (The) RB, Series A, 5.00%,
07/01/24	185	186,401
		5,342,586
Alaska — 0.2%
State of Alaska GO, Series B, 5.00%, 08/01/24	950	958,746

Arizona — 2.4%
Arizona Board of Regents COP, Series A, 5.00%,
06/01/24	165	166,030
Arizona Department of Transportation State Highway
Fund Revenue RB, 5.00%, 07/01/24	745	751,105
Arizona State University RB
Series B, 5.00%, 07/01/24	230	231,894
Series C, 5.00%, 07/01/24	85	85,700
Arizona Transportation Board RB, Series A, 5.00%,
07/01/24	630	635,163
Arizona Water Infrastructure Finance Authority RB,
Series A, 5.00%, 10/01/24	1,445	1,462,940
City of Peoria AZ GOL, Series B, 5.00%, 07/15/24	225	226,936
City of Phoenix AZ GO
4.00%, 07/01/24	725	727,923
5.00%, 07/01/24	265	267,172
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/24	1,515	1,526,663
Series A, 5.00%, 07/01/24	115	115,833
Series A, 5.00%, 07/01/39 (PR 07/01/24)	1,000	1,007,161
Series B, 5.00%, 07/01/24	255	256,847
Series D, 5.00%, 07/01/24	315	317,282
City of Scottsdale AZ GOL, 4.00%, 07/01/24	495	496,936
City of Tucson AZ COP, 5.00%, 07/01/24 (AGM)	85	85,626
City of Tucson AZ Water System Revenue RB, 5.00%,
07/01/24	395	398,156
County of Pima AZ Sewer System Revenue RB, 5.00%,
07/01/24	595	599,675
Maricopa County Unified School District No. 97-Deer
Valley/AZ GO
4.00%, 07/01/24	20	20,070
5.00%, 07/01/24	200	201,515
Maricopa County Union High School District No.
210-Phoenix GO
5.00%, 07/01/24	240	241,957
Security	Par (000)	Value

Arizona (continued)
Series C, 3.00%, 07/01/24	$165	$164,704
Maricopa County Union High School District No.
210-Phoenix GOL, 4.00%, 07/01/24	260	261,060
Regional Public Transportation Authority Transportation
Excise Tax Revenue RB, 5.25%, 07/01/24	370	373,210
State of Arizona
5.00%, 09/01/24	110	111,194
5.00%, 09/01/24 (ETM)	465	470,019
State of Arizona COP, 5.00%, 10/01/24	190	192,484
University of Arizona (The) RB
5.00%, 06/01/24	365	367,376
Series A, 5.00%, 06/01/24	100	100,651
Series B, 5.00%, 06/01/24	150	150,976
		12,014,258
Arkansas — 0.2%
State of Arkansas GO
4.00%, 06/01/24	605	606,807
5.00%, 04/01/24	280	280,865
		887,672
California — 16.0%
91 Express Lanes Toll Road RB, 5.00%, 08/15/24	100	101,139
Allan Hancock Joint Community College District/CA GO
5.00%, 08/01/24	230	232,345
5.00%, 08/01/24 (ETM)	10	10,102
Beverly Hills Unified School District CA GO
0.00%, 08/01/24(a)	725	714,607
4.00%, 08/01/24	110	110,620
5.00%, 08/01/24	665	672,011
California Educational Facilities Authority RB, 0.00%,
10/01/24 (AMBAC)(a)	160	156,372
California Health Facilities Financing Authority RB,
Series A, 5.00%, 11/15/24	135	137,120
California Infrastructure & Economic Development
Bank RB
5.00%, 10/01/24	555	562,698
Series A, 5.00%, 10/01/24	355	359,994
California State Public Works Board RB
5.00%, 05/01/24	185	185,863
5.00%, 08/01/24	500	504,850
5.00%, 10/01/24	455	460,950
5.00%, 10/01/24 (ETM)	30	30,422
5.00%, 11/01/24	690	700,258
5.00%, 12/01/24	315	320,245
Series A, 5.00%, 09/01/24	250	252,843
Series B, 5.00%, 10/01/24	210	212,746
Series C, 5.00%, 03/01/24	135	135,200
Series D, 5.00%, 09/01/24	325	328,696
Series F, 5.00%, 05/01/24	385	386,796
Series G, 5.00%, 05/01/24	245	246,143
Series H, 5.00%, 12/01/24	90	91,499
Serise A, 5.00%, 03/01/24	175	175,259
California State University RB
5.00%, 11/01/24	435	442,083
Series A, 4.00%, 11/01/24	75	75,671
Series A, 5.00%, 11/01/24	1,005	1,021,364
Series A, 5.00%, 11/01/29 (PR 11/01/24)	815	828,027
Series A, 5.00%, 11/01/32 (PR 11/01/24)	300	304,795
Series A, 5.00%, 11/01/34 (PR 11/01/24)	40	40,639
Series A, 5.00%, 11/01/39 (PR 11/01/24)	440	447,033
Serise A, 4.00%, 11/01/24	150	151,342

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Cerritos Community College District GO, Series D,
0.00%, 08/01/24(a)	$125	$123,130
City & County of San Francisco CA GO, 5.00%, 06/15/24	430	433,384
City of Long Beach CA Harbor Revenue RB, Series B,
5.00%, 05/15/24	425	427,491
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/24	505	508,371
Series A, 5.00%, 06/01/24	90	90,601
City of Los Angeles Department of Airports RB
4.00%, 05/15/24	180	180,568
5.00%, 05/15/24	395	397,361
5.00%, 05/15/24 (ETM)	45	45,263
Series B, 5.00%, 05/15/24	430	432,570
City of Petaluma CA Wastewater Revenue RB, 5.00%,
05/01/24	130	130,590
City of San Francisco CA Public Utilities Commission
Water Revenue RB
3.00%, 11/01/24	215	214,836
4.00%, 11/01/24	130	131,173
5.00%, 11/01/24	340	345,562
Series D, 5.00%, 11/01/24	200	203,272
City of San Francisco Public Utilities Commission Water
Revenue, 5.00%, 11/01/45 (PR 11/01/24)	1,500	1,523,977
City of San Jose CA GO, 5.00%, 09/01/24	440	445,131
Coast Community College District GO, Series D, 5.00%,
08/01/24	105	106,055
Contra Costa Transportation Authority Sales Tax
Revenue RB
5.00%, 03/01/24	75	75,114
Series A, 5.00%, 03/01/24	45	45,074
Contra Costa Water District RB, Series T, 5.00%,
10/01/24	105	106,561
East Bay Municipal Utility District Water System Revenue
RB, 5.00%, 06/01/24	195	196,431
Eastern Municipal Water District RB, Series A, 5.00%,
07/01/24	225	226,937
Escondido Union High School District GO, Series A,
0.00%, 08/01/24 (AGC)(a)	255	251,025
Evergreen School District GO, 0.00%, 08/01/24 (AGC)(a)	100	98,407
Foothill-De Anza Community College District GO
0.00%, 08/01/24 (NPFGC)(a)	110	108,402
4.00%, 08/01/24	160	160,879
5.00%, 08/01/24	325	328,378
Grossmont Union High School District GO
5.00%, 08/01/24	150	151,559
Series 2004, 0.00%, 08/01/24 (NPFGC)(a)	425	418,006
Long Beach Community College District GO
Series D, 0.00%, 05/01/24 (NPFGC)(a)	170	168,676
Series F, 5.00%, 06/01/24	185	186,259
Los Angeles Community College District/CA GO
5.00%, 08/01/24	1,730	1,748,924
Series A, 5.00%, 08/01/24	835	844,134
Series A, 5.00%, 08/01/26 (PR 08/01/24)	1,005	1,015,894
Series A, 5.00%, 08/01/28 (PR 08/01/24)	350	353,794
Series A, 5.00%, 08/01/31 (PR 08/01/24)	4,245	4,291,015
Series C, 5.00%, 08/01/24	805	813,806
Los Angeles County Metropolitan Transportation Authority
Sales Tax Revenue RB
5.00%, 07/01/24	400	403,626
Series A, 5.00%, 06/01/24	850	855,982
Series A, 5.00%, 07/01/24	940	948,521
Security	Par (000)	Value

California (continued)
Los Angeles County Public Works Financing Authority
RB, Series B, 5.00%, 12/01/24	$305	$310,761
Los Angeles County Sanitation Districts Financing
Authority RB, Series A, 5.00%, 10/01/24	195	197,743
Los Angeles Department of Water & Power Power
System Revenue RB
Series A, 5.00%, 07/01/24	125	126,076
Series B, 5.00%, 07/01/24	365	368,142
Series C, 5.00%, 07/01/24	105	105,904
Los Angeles Department of Water & Power RB
5.00%, 07/01/24	500	504,305
VRDN,3.75%, 07/01/34 (Put 02/01/24)(b)	8,000	8,000,000
Los Angeles Department of Water & Power Water
System Revenue RB
Series A, 5.00%, 07/01/24	145	146,254
Series B, 5.00%, 07/01/24	115	115,995
Serise A, 5.00%, 07/01/24	80	80,692
Los Angeles Department of Water & Power, RB
Series A, 5.00%, 07/01/24	110	110,947
Series B, 5.00%, 07/01/24	250	252,152
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/24	2,105	2,122,774
Series C, 5.00%, 07/01/24	1,250	1,260,554
Los Rios Community College District GO, 4.00%,
08/01/24	200	201,059
Metropolitan Water District of Southern California RB
5.00%, 07/01/24	130	131,184
5.00%, 10/01/24	100	101,486
Series A, 5.00%, 07/01/24	305	307,538
Series B, 4.00%, 10/01/24	120	121,000
Series C, 5.00%, 07/01/24	105	105,956
Mount San Antonio Community College District GO,
0.00%, 08/01/24(a)	100	98,489
Municipal Improvement Corp. of Los Angeles RB,
Series B, 5.00%, 11/01/24	480	487,386
Newport Mesa Unified School District GO, 5.00%,
08/01/24	175	176,828
North Orange County Community College District/CA
GO, Series B, 0.00%, 08/01/24 (NPFGC)(a)	120	118,072
Orange County Local Transportation Authority Sales Tax
Revenue RB, 5.00%, 02/15/24	275	275,205
Orange County Water District RB, Series C, 5.00%,
08/15/24	235	237,714
Pajaro Valley Unified School District GO, Series B,
0.00%, 08/01/24 (AGM)(a)	100	98,441
Pasadena Unified School District GO, Series B, 5.00%,
08/01/24	30	30,331
Placer Union High School District/CA GO, Series A,
0.00%, 08/01/24 (NPFGC)(a)	25	24,613
Port of Los Angeles RB, Series A, 5.00%, 08/01/24	30	30,325
Poway Unified School District GO, Series A, 0.00%,
08/01/24(a)	100	98,420
Riverside County Transportation Commission Sales Tax
Revenue RB, Series B, 5.00%, 06/01/24	155	156,050
Sacramento Municipal Utility District RB
5.00%, 08/15/24	60	60,696
Series E, 5.00%, 08/15/24	300	303,480
Salinas Union High School District GO, Series A, 0.00%,
10/01/24 (NPFGC)(a)	20	19,553
San Diego Community College District GO, 5.00%,
08/01/24	445	449,823

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego Public Facilities Financing Authority RB,
5.00%, 08/01/24	$250	$252,710
San Diego Unified School District/CA, 5.50%, 07/01/24
(AGM)	400	404,160
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/24(a)	440	434,155
Series A, 0.00%, 07/01/24 (ETM)(a)	160	157,875
Series C-2, 5.50%, 07/01/24 (AGM)	255	257,652
Series D-1, 5.50%, 07/01/24 (NPFGC)	395	399,108
Series R-4, 5.00%, 07/01/24	240	242,017
San Francisco Bay Area Rapid Transit District GO,
Series A, 5.00%, 08/01/24	155	156,665
San Francisco Bay Area Rapid Transit District Sales Tax
Revenue RB, Series A, 5.00%, 07/01/24	330	332,923
San Francisco City & County Airport Commission San
Francisco International Airport RB, Series D, 5.00%,
05/01/24	300	301,481
San Francisco City & County Public Utilities Commission
Wastewater Revenue RB, Series A, 5.00%, 10/01/24	295	299,131
San Joaquin Delta Community College District GO,
Series C, 5.00%, 08/01/39 (PR 08/01/24)	1,000	1,010,443
San Jose Evergreen Community College District, 5.00%,
09/01/34 (PR 09/01/24)	1,000	1,011,950
San Jose Unified School District GO, 5.00%, 08/01/24	450	454,477
San Marcos Unified School District GO, 0.00%,
08/01/24(a)	40	39,375
San Mateo County Community College District GO,
Series B, 0.00%, 09/01/24 (NPFGC)(a)	120	117,866
San Mateo Union High School District GO, 4.00%,
09/01/24	210	211,528
San Ramon Valley Unified School District/CA GO, 5.00%,
08/01/24	125	126,274
Santa Clara County Financing Authority RB, Serise A,
5.00%, 11/15/24	445	452,475
Santa Clara Valley Transportation Authority, 5.00%,
06/01/24	340	342,383
Santa Clara Valley Transportation Authority RB
Series A, 5.00%, 04/01/24	100	100,340
Series A, 5.00%, 06/01/24	150	151,051
Santa Clara Valley Water District COP, Series C, 5.00%,
06/01/24	295	296,910
Santa Monica-Malibu Unified School District GO,
Series C, 4.00%, 07/01/24	85	85,371
Simi Valley Unified School District GO, 5.00%, 08/01/24	250	252,586
Solano County Community College District GO, 5.00%,
08/01/24	125	126,312
Southern California Public Power Authority RB
5.00%, 07/01/24	140	141,165
Series C, 5.00%, 07/01/24	390	393,245
State of California, 5.00%, 09/01/24	1,700	1,720,511
State of California Department of Water Resources RB
5.00%, 12/01/24	310	315,675
Series AR, 5.00%, 12/01/24 (PR 06/01/24)	35	35,238
Series AS, 5.00%, 12/01/24	1,210	1,232,152
Series AV, 5.00%, 12/01/24	75	76,373
Series AW, 5.00%, 12/01/24	120	122,197
Series AX, 5.00%, 12/01/24	260	264,760
Series BA, 5.00%, 12/01/24	280	285,126
Series BB, 5.00%, 12/01/24	105	106,922
State of California GO
4.00%, 03/01/24	160	160,126
Security	Par (000)	Value

California (continued)
4.00%, 04/01/24	$115	$115,189
4.00%, 10/01/24	720	725,290
4.00%, 12/01/24	1,125	1,135,689
5.00%, 03/01/24	1,130	1,131,787
5.00%, 04/01/24	625	627,034
5.00%, 05/01/24	525	527,607
5.00%, 08/01/24	90	90,927
5.00%, 09/01/24	800	809,653
5.00%, 10/01/24	1,475	1,495,458
5.00%, 11/01/24	5,470	5,556,212
5.00%, 12/01/24	700	712,351
Series A, 5.00%, 10/01/24	175	177,427
Series B, 5.00%, 09/01/24	1,000	1,012,065
Sunnyvale School District GO, 5.00%, 09/01/24	195	197,229
University of California RB
4.00%, 05/15/24	150	150,461
5.00%, 05/15/24	1,000	1,005,890
5.25%, 05/15/44 (PR 05/15/24)	2,500	2,516,007
Series AM, 5.00%, 05/15/24	460	462,710
Series AO, 5.00%, 05/15/24	625	628,681
Upper Santa Clara Valley Joint Powers Authority, 5.00%,
08/01/24, (ETM)	275	277,954
Walnut Valley Unified School District GO, 0.00%,
08/01/24 (NPFGC)(a)	1,170	1,150,747
William S Hart Union High School District GO, Series B,
0.00%, 08/01/24 (AGM)(a)	125	123,051
		80,772,546
Colorado — 0.7%
Board of Governors of Colorado State University System
RB, Series E-2, 5.00%, 03/01/24 (NPFGC)	150	150,226
City & County of Denver CO Airport System Revenue RB
5.00%, 11/15/24	280	284,308
Series A, 5.00%, 11/15/24	210	213,231
City of Colorado Springs CO Utilities System Revenue
RB, Series A-1, 5.00%, 11/15/24	50	50,785
Colorado Health Facilities Authority, 5.00%, 11/01/24	100	100,931
County of Boulder CO COP, 5.00%, 12/01/24	390	396,011
Denver City & County School District No. 1 COP,
Series A, 5.00%, 12/01/24	75	76,187
Denver City & County School District No. 1 GO
5.00%, 12/01/24 (SAW)	685	696,237
Series A, 5.50%, 12/01/24 (SAW)	425	433,700
Series B, 5.00%, 12/01/24 (SAW)	235	238,855
E-470 Public Highway Authority RB, Series B, 0.00%,
09/01/24 (NPFGC)(a)	25	24,532
Metro Wastewater Reclamation District RB, Series A,
5.00%, 04/01/24	240	240,737
University of Colorado RB
Series B-1, 5.00%, 06/01/24	200	201,229
Series C, VRDN,2.00%, 06/01/54(b)	250	247,929
		3,354,898
Connecticut — 1.4%
Connecticut State Health & Educational Facilities
Authority RB, Series V-1, VRDN,2.65%, 07/01/36
(Put 11/30/23)(b)	450	450,000
Hartford County Metropolitan District Clean Water Project
Revenue RB, Series A, 5.00%, 11/01/34
(PR 11/01/24)	250	253,624
State of Connecticut Clean Water Fund-State Revolving
Fund, 5.00%, 03/01/24	140	140,213

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut GO
5.00%, 04/15/24	$85	$85,315
Series A, 5.00%, 03/01/24	130	130,187
Series A, 5.00%, 03/15/24	190	190,409
Series B, 5.00%, 04/15/24	330	331,221
Series B, 5.00%, 05/15/24	290	291,533
Series D, 5.00%, 04/15/24	750	752,775
Series D, 5.00%, 07/15/24	1,500	1,512,838
Series E, 5.00%, 09/15/24	265	268,093
Series E, 5.00%, 10/15/24	250	253,337
Series F, 5.00%, 09/15/24	120	121,401
Series F, 5.00%, 11/15/24	350	355,276
State of Connecticut Special Tax Revenue RB
5.00%, 09/01/24	100	101,108
5.00%, 10/01/24	275	278,505
Series A, 4.00%, 05/01/24	60	60,126
Series A, 5.00%, 05/01/24	525	527,384
Series A, 5.00%, 08/01/24	420	423,971
Series A, 5.00%, 09/01/24	455	460,042
University of Connecticut RB, 5.00%, 02/15/24	100	100,063
		7,087,421
Delaware — 0.6%
City of Wilmington DE GO, 4.00%, 12/01/24	100	100,696
County of New Castle DE GO, 5.00%, 10/01/24	570	577,302
Delaware Transportation Authority RB
4.00%, 07/01/24	360	361,186
5.00%, 07/01/24	625	629,605
State of Delaware, 5.00%, 07/01/24	550	554,689
State of Delaware GO
5.00%, 03/01/24	570	570,906
Series 2009C, 5.00%, 10/01/24	220	223,066
Series A, 5.00%, 10/01/24	130	131,812
Series B, 5.00%, 07/01/27 (PR 07/01/24)	85	85,661
		3,234,923
District of Columbia — 1.0%
District of Columbia GO
Series A, 4.00%, 06/01/24	90	90,260
Series A, 5.00%, 10/15/24	150	152,034
Series B, 5.00%, 06/01/24	645	648,963
Series D, 5.00%, 06/01/24.	475	477,918
District of Columbia Income Tax Revenue RB, Series B,
5.00%, 10/01/24	1,595	1,615,856
District of Columbia RB, 5.00%, 12/01/24	145	147,283
District of Columbia Water & Sewer Authority RB,
Series B, 5.00%, 10/01/24	850	861,283
Metropolitan Washington Airports Authority Aviation
Revenue RB, Series B, 5.00%, 10/01/24	35	35,469
Washington Metropolitan Area Transit Authority
Dedicated Revenue, 5.00%, 07/15/24	1,080	1,089,389
		5,118,455
Florida — 2.6%
Broward County FL Water & Sewer Utility Revenue RB,
Series B, 5.00%, 10/01/24	155	156,761
Central Florida Expressway Authority RB, 5.00%,
07/01/24	75	75,568
Central Florida Tourism Oversight District GOL, Series A,
5.00%, 06/01/24	190	191,041
City of Jacksonville FL RB, Series B, 5.00%, 10/01/24	25	25,335
City of Tampa FL Water & Wastewater System Revenue
RB, 5.00%, 10/01/24	25	25,335
Security	Par (000)	Value

Florida (continued)
County of Hillsborough FL Community Investment Tax
Revenue RB, 5.00%, 11/01/24	$50	$50,702
County of Miami-Dade FL Aviation Revenue RB, 5.00%,
10/01/24	185	187,114
County of Miami-Dade FL GO
Series A, 5.00%, 07/01/24	370	372,861
Series B, 5.00%, 07/01/24	100	100,778
County of Miami-Dade FL Transit System RB, 5.00%,
07/01/24	435	437,989
County of Miami-Dade FL Water & Sewer System
Revenue RB
5.00%, 10/01/24	1,305	1,322,150
Series B, 5.00%, 10/01/24	285	288,746
County of Sarasota FL RB, 5.00%, 10/01/24	45	45,571
Florida Department of Environmental Protection RB
5.00%, 07/01/24	585	589,552
Series A, 5.00%, 07/01/24	445	448,463
Florida Municipal Power Agency RB, Series A, 5.00%,
10/01/24	100	101,175
Florida State Development Commission/Everglades
Parkway RB, Series A, 5.00%, 07/01/24	100	100,799
Hillsborough County School Board COP, Series A,
5.00%, 07/01/24	120	120,785
Lee County School Board (The) COP, 5.00%, 08/01/24	100	100,797
Miami-Dade County Expressway Authority RB, Series B,
5.00%, 07/01/24	280	281,578
Orange County Convention Center/Orlando RB, 5.00%,
10/01/24	190	191,845
Orange County School Board COP
Series B, 5.00%, 08/01/24	15	15,137
Series D, 5.00%, 08/01/24	50	50,455
Orlando Utilities Commission RB, Series A, 5.00%,
10/01/24	605	612,791
Palm Beach County School District, 5.00%, 08/01/24	500	504,381
Palm Beach County School District COP, Series B,
5.00%, 08/01/24	280	282,453
Pasco County School Board COP, Series A, 5.00%,
08/01/24	75	75,598
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/24	315	316,234
Series D, 5.00%, 02/01/24	725	725,000
School Board of Miami-Dade County (The) GO, 5.00%,
03/15/24	210	210,462
School District of Broward County/FL COP
Series A, 5.00%, 07/01/24	675	680,112
Series B, 5.00%, 07/01/24	20	20,152
Series C, 5.00%, 07/01/24	200	201,515
State of Florida Department of Transportation RB
5.00%, 07/01/24	175	176,434
Series A, 5.00%, 07/01/24	450	453,483
State of Florida Department of Transportation Turnpike
System Revenue RB, Series A, 5.00%, 07/01/24	665	669,900
State of Florida GO
5.00%, 07/01/24	850	857,318
Seires E, 5.00%, 06/01/24	200	201,302
Series A, 5.00%, 07/01/24	180	181,550
Series B, 5.00%, 06/01/24	350	352,278
Series C, 5.00%, 06/01/24	220	221,432
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/24	290	292,425
Series B, 5.00%, 07/01/24	940	947,859

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Volusia County School Board RB, 5.00%, 10/01/24	$20	$20,264
		13,283,480
Georgia — 2.4%
City of Atlanta Department of Aviation, 5.00%, 07/01/24	250	251,945
City of Atlanta GA, 5.00%, 12/01/24	250	254,266
City of Atlanta GA Department of Aviation RB, 5.00%,
07/01/24	100	100,778
City of Atlanta GA GOL, 5.00%, 12/01/32 (PR 12/01/24)	930	945,486
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/24	975	989,859
Series B, 5.00%, 11/01/24	145	147,210
Columbia County School District GO, 4.00%, 10/01/24
(SAW)	120	120,826
County of DeKalb GA GO, 5.00%, 12/01/24	130	132,165
County of Forsyth GA GO, 5.00%, 09/01/24	305	308,592
County of Henry GA GO, 5.00%, 05/01/24	200	200,953
Douglas County School District/GA GO, 5.00%, 04/01/24
(SAW)	235	235,734
Fayette County School District/GA GO, 5.25%, 09/01/24
(SAW)	105	106,374
Forsyth County School District, 4.00%, 02/01/33
(PR 02/01/24)	3,030	3,030,000
Georgia Ports Authority RB, 5.00%, 07/01/24	200	201,515
Gwinnett County School District GO, 5.00%, 02/01/24	100	100,000
Gwinnett County Water & Sewerage Authority RB, 4.00%,
08/01/24	1,500	1,507,647
Metropolitan Atlanta Rapid Transit Authority RB, Series A,
4.00%, 07/01/24	395	396,642
Private Colleges & Universities Authority RB, Series B,
5.00%, 10/01/24	100	101,327
State of Georgia GO
5.00%, 07/01/24	2,000	2,016,556
Series A-1, 5.00%, 02/01/24	655	655,000
Series E, 5.00%, 12/01/24	320	325,514
		12,128,389
Hawaii — 1.6%
City & County Honolulu HI Wastewater System
Revenue RB
5.00%, 07/01/24	100	100,799
Series A, 5.00%, 07/01/24	145	146,158
Series B, 5.00%, 07/01/24	225	226,797
City & County Honolulu Wastewater System Revenue,
5.00%, 07/01/24	250	251,997
City & County of Honolulu HI GO
4.00%, 07/01/24	265	266,036
4.00%, 08/01/24	120	120,576
5.00%, 08/01/24	425	429,123
Series A, 5.00%, 10/01/24	100	101,308
Series B, 5.00%, 10/01/24	115	116,504
Series C, 5.00%, 10/01/24	120	121,569
County of Hawaii HI GO
5.00%, 09/01/24	670	677,541
Series B, 4.00%, 09/01/24	60	60,333
County of Maui HI GO, 5.00%, 09/01/24	35	35,408
Honolulu City & County Board of Water Supply RB
4.00%, 07/01/36 (PR 07/01/24)	580	582,030
5.00%, 07/01/27 (PR 07/01/24)	275	277,083
Series A, 5.00%, 07/01/24	150	151,074
State of Hawaii, 5.00%, 08/01/33 (PR 08/01/24)	2,500	2,524,252
Security	Par (000)	Value

Hawaii (continued)
State of Hawaii GO
5.00%, 04/01/24	$500	$501,528
Series EY, 5.00%, 10/01/24	100	101,308
Series EZ, 5.00%, 10/01/24	905	916,834
Series FH, 5.00%, 10/01/24	450	455,884
Series FN, 5.00%, 10/01/24	125	126,634
		8,290,776
Idaho — 0.4%
Idaho Housing & Finance Association RB
5.00%, 07/15/24	1,995	2,010,994
Series A, 5.00%, 07/15/24	25	25,200
		2,036,194
Illinois — 2.1%
Chicago Transit Authority Capital Grant Receipts
Revenue RB, 5.00%, 06/01/24	155	155,644
Illinois Finance Authority RB
5.00%, 02/15/24	455	455,295
5.00%, 07/01/24	1,055	1,062,686
Series A, 5.00%, 10/01/24	425	430,501
Metropolitan Water Reclamation District of Greater
Chicago GOL, Series C, 5.00%, 12/01/24	400	405,901
State of Illinois, 5.00%, 10/01/24	130	131,323
State of Illinois GO
5.00%, 02/01/24	725	725,000
5.00%, 03/01/24	540	540,613
5.00%, 04/01/24	605	606,406
5.00%, 05/01/24	1,720	1,726,137
5.00%, 12/01/24	250	253,256
Series A, 4.00%, 05/01/24	295	295,334
Series A, 5.00%, 03/01/24	130	130,148
Series A, 5.00%, 10/01/24	65	65,661
Series A, 5.00%, 11/01/24	250	252,900
Series A, 5.00%, 12/01/24	50	50,651
Series B, 5.00%, 12/01/24	650	658,466
Series D, 5.00%, 11/01/24	2,420	2,448,074
State of Illinois Sales Tax Revenue RB
Series C, 4.00%, 06/15/24	25	25,041
Series C, 5.00%, 06/15/24	200	201,284
Series D, 5.00%, 06/15/24	75	75,396
		10,695,717
Indiana — 1.5%
Ball State University RB, 5.00%, 07/01/24	200	201,507
Indiana Finance Authority RB
5.00%, 02/01/24	1,500	1,500,000
5.00%, 10/01/24	1,165	1,179,694
Series A, 5.00%, 02/01/24	105	105,000
Series A, 5.00%, 10/01/24	50	50,631
Series B, 5.00%, 02/01/24	490	490,000
Series C, 5.00%, 12/01/24	2,670	2,714,460
Indiana Transportation Finance Authority RB, Series C,
5.50%, 12/01/24 (NPFGC)	300	306,515
Indiana University RB
Series A, 5.00%, 06/01/24	435	437,802
Series W-2, 5.00%, 08/01/24	190	191,881
Purdue University RB, 5.00%, 07/01/24	250	251,945
		7,429,435
Iowa — 0.2%
Iowa Finance Authority RB, 5.00%, 08/01/24	895	903,948
State of Iowa RB, 5.00%, 06/15/24	375	377,451
		1,281,399

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas — 0.5%
City of Merriam KS GO, 5.00%, 10/01/24	$125	$126,659
City of Wichita KS Water & Sewer Utility Revenue RB,
Series A, 5.00%, 10/01/24	200	202,549
Johnson County Unified School District No. 229 Blue
Valley GO, Series B, 5.00%, 10/01/24	70	70,902
Kansas Development Finance Authority RB, 5.00%,
05/01/24	400	401,776
Sedgwick County Unified School District No. 259 Wichita
GO, Series A, 4.00%, 10/01/24	170	171,070
Sedgwick County Unified School District No. 262 Valley
Center GO, 3.00%, 09/01/36 (PR 09/01/24)	250	249,803
Sedgwick County Unified School District No. 266 Maize
GO, 5.00%, 09/01/24	150	151,567
State of Kansas Department of Transportation RB
3.00%, 09/01/24	100	99,736
Series A, 5.00%, 09/01/24	1,205	1,218,354
		2,692,416
Kentucky — 0.1%
Kentucky Turnpike Authority RB, 5.00%, 07/01/24	225	226,630
Louisville & Jefferson County Metropolitan Sewer District
RB, 5.00%, 05/15/24	280	281,568
		508,198
Louisiana — 1.2%
Louisiana Local Government Environmental Facilities &
Community Development Authority RB, 5.00%,
10/01/33 (PR 10/01/24)	2,000	2,024,170
Louisiana State University & Agricultural & Mechanical
College RB, 5.00%, 07/01/34 (PR 07/01/24)	1,000	1,007,161
St Tammany Parish Wide School District No. 12 GO,
5.00%, 03/01/27 (PR 03/01/24)	1,125	1,126,668
State of Louisiana GO
5.00%, 02/01/24	150	150,000
5.00%, 05/01/24	300	301,430
5.00%, 12/01/24	125	127,123
Series A, 5.00%, 04/01/24	500	501,561
Series A, 5.00%, 09/01/24	140	141,624
Series B, 5.00%, 05/01/24	25	25,119
Series C, 5.00%, 08/01/24	110	111,089
Series D-2, 5.00%, 12/01/24	150	152,547
State of Louisiana RB, 5.00%, 09/01/24	485	490,627
		6,159,119
Maine — 0.6%
City of Portland ME GO, 5.00%, 10/01/24	170	172,257
Maine Municipal Bond Bank, 5.00%, 09/01/24	105	106,073
Maine Municipal Bond Bank RB
5.00%, 11/01/24	500	507,024
Series A, 5.00%, 09/01/24	130	131,328
Series A, 5.00%, 11/01/24	180	182,529
Series B, 5.00%, 11/01/24	110	111,545
Series C, 5.00%, 11/01/24	435	441,111
Series D, 5.00%, 11/01/24	115	116,616
Maine Turnpike Authority, 5.00%, 07/01/24	195	196,606
Maine Turnpike Authority RB, 5.00%, 07/01/24	150	151,235
State of Maine GO, Series B, 5.00%, 06/01/24	745	749,577
		2,865,901
Maryland — 4.1%
City of Baltimore MD RB, Series A, 5.00%, 07/01/24	300	302,334
County of Anne Arundel MD GOL, 5.00%, 10/01/24	1,040	1,054,425
County of Baltimore MD GO
5.00%, 02/01/24	100	100,000
Security	Par (000)	Value

Maryland (continued)
5.00%, 03/01/24	$705	$706,074
5.00%, 08/01/24	350	353,481
County of Carroll MD GO, 5.00%, 11/01/24	225	228,429
County of Charles MD GO, 5.00%, 10/01/24	100	101,288
County of Frederick MD GO, Series A, 5.00%, 08/01/24	25	25,249
County of Howard MD GO
Series B, 5.00%, 02/15/24	55	55,039
Series C, 5.00%, 02/15/24	75	75,053
County of Montgomery MD, 5.00%, 11/01/27
(PR 11/01/24)	830	842,340
County of Montgomery MD GO
Series A, 4.00%, 11/01/31 (PR 11/01/24)	1,000	1,007,540
Series A, 5.00%, 11/01/24	350	355,438
Series A, 5.00%, 12/01/24	125	127,175
Series A, 5.00%, 11/01/26 (PR 11/01/24)	465	471,913
Series B, 5.00%, 11/01/24	50	50,777
County of Prince George's MD GOL
5.00%, 07/01/24	900	907,003
Series A, 4.00%, 09/01/24	430	432,312
Maryland Health & Higher Educational Facilities Authority
RB, 5.25%, 07/01/27 (PR 07/01/24)	1,500	1,511,649
Maryland State Transportation Authority RB, 5.00%,
07/01/24	165	166,373
State of Maryland Department of Transportation RB
4.00%, 09/01/24	235	236,290
5.00%, 05/01/24	360	361,653
5.00%, 10/01/24	1,210	1,225,581
5.00%, 11/01/24	560	568,200
State of Maryland GO
Series A, 5.00%, 03/15/24	545	546,239
Series B, 5.00%, 08/01/24	2,510	2,534,970
Series C, 5.00%, 08/01/24	1,185	1,196,788
Washington Suburban Sanitary Commission RB
4.00%, 06/01/24	90	90,290
4.00%, 06/01/37 (PR 06/01/24) (GTD)	5,000	5,015,269
		20,649,172
Massachusetts — 2.3%
Boston Water & Sewer Commission RB, 3.50%, 11/01/31
(PR 11/01/24)	1,000	1,004,245
City of Boston MA GO
5.00%, 04/01/24	1,070	1,073,554
Series A, 5.00%, 11/01/24	710	721,402
Series B, 5.00%, 04/01/24	105	105,349
Commonwealth of Massachusetts, 5.00%, 04/01/24	155	155,494
Commonwealth of Massachusetts GOL
Series 7, 5.00%, 07/01/24	130	131,081
Series A, 5.00%, 07/01/24	80	80,666
Series B, 5.00%, 11/01/24	1,115	1,132,241
Series C, 5.00%, 07/01/24	60	60,499
Series C, 5.00%, 10/01/24	515	522,007
Series C, 5.50%, 12/01/24 (AMBAC)	135	137,887
Series H, 5.00%, 12/01/24	730	742,639
Commonwealth of Massachusetts Transportation Fund
Revenue RB, Series A, 5.00%, 06/01/24	230	231,459
Massachusetts Bay Transportation Authority Assessment
Revenue RB, Series A, 5.00%, 07/01/24	135	136,106
Massachusetts Bay Transportation Authority Sales Tax
Revenue RB
Series A, 5.00%, 07/01/24	955	962,866
Series B, 5.50%, 07/01/24 (NPFGC)	215	217,209
Series C, 5.50%, 07/01/24	325	328,340

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/24	$435	$439,349
Series 22, 5.00%, 08/01/24	675	681,882
Massachusetts School Building Authority RB
5.00%, 11/15/24	380	386,293
Series C, 5.00%, 08/15/24	260	262,877
Massachusetts State College Building Authority, 5.00%,
05/01/24 (ST INTERCEPT)	200	200,883
Massachusetts Water Resources Authority, 5.00%,
08/01/24, (ETM)	310	313,007
Massachusetts Water Resources Authority RB
5.00%, 08/01/24 (ETM)	285	287,765
Series B, 5.00%, 08/01/24	20	20,194
Series C, 5.00%, 08/01/24	655	661,543
University of Massachusetts Building Authority RB
5.00%, 05/01/24	125	125,596
Series 2021-1, 5.00%, 11/01/24	285	289,258
		11,411,691
Michigan — 1.8%
Chippewa Valley Schools GO, Series B, 5.00%, 05/01/24
(Q-SBLF).	250	251,104
Great Lakes Water Authority Sewage Disposal System
Revenue RB, 5.00%, 07/01/24	100	100,724
Michigan Finance Authority RB
5.00%, 07/01/24 (AGM)	100	100,576
5.00%, 10/01/24	140	141,803
Series B, 5.00%, 10/01/24	240	243,091
Series C-3, 5.00%, 07/01/24 (AGM)	115	115,662
Michigan State Building Authority RB
4.00%, 10/15/24	150	151,021
5.00%, 04/15/24	380	381,250
Series I, 5.00%, 04/15/24	720	722,369
Michigan State University RB, 4.00%, 02/15/24	410	410,118
Oxford Area Community School District GO, Series A,
5.00%, 05/01/24	15	15,068
Royal Oak Hospital Finance Authority RB, 5.00%,
09/01/39 (PR 03/01/24)	2,355	2,357,911
State of Michigan GO, Series A, 5.00%, 12/01/24	245	249,140
State of Michigan RB, 5.00%, 03/15/24	2,465	2,470,572
State of Michigan Trunk Line Revenue RB, 5.00%,
11/15/24	780	791,941
University of Michigan, 5.00%, 04/01/24	250	250,764
University of Michigan RB, Series A, 5.00%, 04/01/24	140	140,428
Wayne County Airport Authority RB, Series C, 5.00%,
12/01/24	50	50,771
		8,944,313
Minnesota — 1.3%
City of Minneapolis MN GO, 5.00%, 12/01/24	400	406,826
County of Hennepin MN GO
5.00%, 12/01/24	480	488,192
Series A, 5.00%, 12/01/24	350	355,973
Metropolitan Council GO
Series A, 5.00%, 03/01/24	50	50,076
Series C, 5.00%, 03/01/24	835	836,272
Series E, 5.00%, 12/01/24	255	259,352
Minnesota Municipal Power Agency RB, Series A, 5.00%,
10/01/24	160	162,145
Minnesota Public Facilities Authority State Revolving
Fund RB
5.00%, 03/01/24	500	500,774
Security	Par (000)	Value

Minnesota (continued)
Series B, 3.00%, 03/01/24	$610	$609,791
Rosemount-Apple Valley-Eagan Independent School
District No. 196 GO, Series A, 5.00%, 02/01/24	115	115,000
State of Minnesota GO
5.00%, 09/01/24	1,115	1,128,324
Series A, 5.00%, 08/01/24	1,260	1,272,847
Series B, 5.00%, 08/01/24	105	106,071
Series B, 5.00%, 10/01/24	155	157,129
Series E, 5.00%, 10/01/24	145	146,992
University of Minnesota RB, 5.00%, 12/01/24	245	248,978
		6,844,742
Mississippi — 0.2%
State of Mississippi GO
Series B, 5.00%, 09/01/24	90	91,039
Series C, 4.00%, 10/01/24	185	186,250
Series C, 5.00%, 10/01/24	555	562,367
		839,656
Missouri — 0.7%
City of Springfield MO Public Utility Revenue RB, 5.00%,
08/01/24	275	277,396
Curators of the University of Missouri (The), Series A,
5.00%, 11/01/24	500	507,247
Metropolitan St Louis Sewer District RB, 5.00%,
05/01/24	155	155,677
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/24	820	823,989
Series A, Series A, 5.00%, 05/01/24	130	130,597
Series B, 5.00%, 05/01/24	110	110,535
Missouri State Board of Public Buildings RB
Series A, 4.00%, 04/01/24	300	300,358
Series A, 5.00%, 04/01/24	1,170	1,173,283
Missouri State Environmental Improvement & Energy
Resources Authority RB, Series B, 4.00%, 07/01/24	135	135,556
		3,614,638
Montana — 0.0%
State of Montana GO, 5.00%, 08/01/24	235	236,989

Nebraska — 0.4%
City of Omaha NE GO
Series B, 5.00%, 04/15/24	175	175,630
Series B, 5.00%, 11/15/24	55	55,820
Series B, 5.00%, 11/15/26 (PR 11/15/24)	50	50,782
Omaha Public Power District Nebraska City Station Unit
2 RB, Series A, 5.00%, 02/01/24	205	205,000
Omaha Public Power District RB
Series A, 5.00%, 02/01/24	50	50,000
Series B, 5.00%, 02/01/31 (PR 08/01/24)	1,240	1,252,274
		1,789,506
Nevada — 2.0%
Clark County School District GOL
Series A, 5.00%, 06/15/24	350	352,274
Series B, 5.00%, 06/15/24	185	186,202
Series C, 5.00%, 06/15/24	660	664,288
Clark County Water Reclamation District GOL, 5.00%,
07/01/24	215	216,709
County of Clark NV GOL
5.00%, 06/01/24	135	135,834
5.00%, 11/01/24	420	426,119
5.00%, 12/01/24	265	269,325
Series A, 5.00%, 11/01/24	210	213,060

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Series B, 5.00%, 11/01/24	$275	$279,007
Serise A, 5.00%, 12/01/24	455	462,426
County of Clark NV Passenger Facility Charge
Revenue RB
5.00%, 07/01/24	940	946,770
Series C, 5.00%, 07/01/24	365	367,629
County of Clark NV RB, 5.00%, 07/01/24	330	332,540
County of Clark NV Sales & Excise Tax Revenue RB,
5.00%, 07/01/24	165	166,311
Las Vegas Valley Water District, 5.00%, 12/01/24	260	264,136
Las Vegas Valley Water District GOL
Series A, 5.00%, 02/01/24	150	150,000
Series B, 5.00%, 06/01/24	1,300	1,307,987
State of Nevada GOL
5.00%, 08/01/24	100	101,020
Series B, 5.00%, 11/01/24	480	487,494
Series D, 5.00%, 04/01/24	875	877,892
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/24	1,495	1,520,513
Series A, Series A, 5.00%, 12/01/24	100	101,707
Washoe County School District/NV GOL, Series A,
5.00%, 06/01/24	105	105,575
		9,934,818
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority
Act RB, 5.00%, 07/01/24	50	50,369
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/24	50	50,537
Series E, 5.00%, 08/15/24	15	15,161
State of New Hampshire GO, Series B, 5.00%, 12/01/24	210	213,636
		329,703
New Jersey — 2.4%
County of Essex NJ GO, Series B, 5.00%, 09/01/24
(SCH BD RES FD)	110	111,276
County of Monmouth NJ, 5.00%, 07/15/24	145	146,379
Monmouth County Improvement Authority (The) RB
5.00%, 12/01/24 (GTD)	115	116,963
Series A, 4.00%, 08/01/24	400	402,019
New Jersey Economic Development Authority, 5.00%,
11/01/24	130	131,804
New Jersey Economic Development Authority RB
5.00%, 03/01/24	500	500,692
5.00%, 06/15/24	720	724,756
Series AAA, 4.00%, 06/15/24	120	120,356
Series N-1, 5.50%, 09/01/24 (AMBAC)	55	55,739
Series PP, 5.00%, 06/15/27 (PR 06/15/24)	2,285	2,297,764
Series UU, 5.00%, 06/15/24	190	191,255
Series XX, 4.00%, 06/15/24 (SAP)	735	737,182
Series XX, 5.00%, 06/15/24 (SAP)	135	135,892
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/24	105	105,861
Series A, 5.00%, 09/01/24	290	293,030
Series B, 5.00%, 07/01/24	225	226,844
Series I, 5.00%, 07/01/24	170	171,393
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/24	975	981,109
Series A-1, 5.00%, 06/15/24	520	523,206
Series AA, 4.00%, 06/15/24	165	165,490
Series AA, 5.00%, 06/15/24	180	181,189
Security	Par (000)	Value

New Jersey (continued)
State of New Jersey GO
5.00%, 06/01/24	$525	$528,138
Series A, 5.00%, 06/01/24	3,215	3,234,218
		12,082,555
New Mexico — 0.8%
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/24	1,325	1,334,395
Series D, 5.00%, 06/15/24	95	95,684
State of New Mexico GO
5.00%, 03/01/24	270	270,411
Series A, 5.00%, 03/01/24	1,060	1,061,615
State of New Mexico Severance Tax Permanent Fund
RB, 5.00%, 07/01/24	1,200	1,210,132
		3,972,237
New York — 9.3%
City of New York NY GO
Series 1, 5.00%, 08/01/24	685	691,543
Series A, 5.00%, 08/01/24	1,210	1,221,558
Series A-1, 5.00%, 08/01/24	1,295	1,307,371
Series A-2015, 2.50%, 08/01/24	300	298,343
Series A-2015, 5.00%, 08/01/24	230	232,197
Series B-1, 5.00%, 12/01/24	50	50,824
Series C, 5.00%, 08/01/24	2,235	2,256,349
Series E, 5.00%, 08/01/24	685	691,543
Series I, 5.00%, 03/01/24	180	180,262
Series J, 5.00%, 08/01/24	540	545,158
County of Monroe NY GOL, 5.00%, 06/01/24	1,000	1,006,741
County of Nassau NY GOL, 5.00%, 04/01/26
(PR 04/01/24)	465	466,351
County of Onondaga NY GOL, 5.00%, 05/01/24	60	60,313
County of Westchester NY GOL, Series A, 5.00%,
12/01/24	125	127,144
Erie County Industrial Development Agency (The) RB,
5.00%, 05/01/24 (SAW)	250	251,160
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%,
02/15/24	245	245,180
Long Island Power Authority RB
Series A, 0.00%, 12/01/24 (AGM)(a)	50	48,659
Series A, 5.00%, 09/01/24	155	156,789
Metropolitan Transportation Authority RB
Series A-1, 4.00%, 11/15/24	130	130,798
Series A-1, 5.00%, 11/15/24	280	283,873
Series A2, 5.00%, 11/15/24	25	25,346
Series A-2, 5.00%, 11/15/24	90	91,245
Series B, 5.00%, 11/15/24	645	653,922
Series B, 5.25%, 11/15/24 (AMBAC)	100	101,552
Series B-1, 5.00%, 11/15/24	190	193,120
Series B-2, 5.00%, 11/15/24	185	188,038
Series C, 5.00%, 11/15/24	190	192,625
Series C-1, 5.00%, 11/15/24	855	866,826
Series F, 5.00%, 11/15/24	270	273,735
Nassau County Interim Finance Authority RB, Series A,
5.00%, 11/15/24	200	203,234
New York City Municipal Water Finance Authority RB
VRDN,4.70%, 06/15/51 (Put 02/15/24)(b)	1,100	1,100,000
Series AA, 5.00%, 06/15/24	2,105	2,120,861
Series BB2, 4.00%, 06/15/24	45	45,175
New York City Transitional Finance Authority Building Aid
Revenue RB
5.00%, 07/15/24 (SAW)	545	549,566

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series S, 4.00%, 07/15/24 (SAW)	$140	$140,608
Series S, 5.00%, 07/15/24 (ETM) (SAW)	435	438,632
Series S-1, 5.00%, 07/15/24 (SAW)	310	312,669
Series S-3, 5.00%, 07/15/24 (SAW)	125	126,047
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
3.00%, 11/01/24	125	124,836
5.00%, 11/01/24	3,430	3,482,271
Series A-1, 5.00%, 08/01/24	50	50,497
Series C, 5.00%, 11/01/24	1,890	1,918,803
Series E-1, 5.00%, 02/01/24	100	100,000
VRDN, VRDN,3.20%, 11/01/44 (Put 01/31/24)(b)	1,000	1,000,000
New York State Dormitory Authority, 5.00%, 03/15/24	915	917,080
New York State Dormitory Authority RB
5.00%, 07/01/24	110	110,901
5.00%, 03/15/27 (PR 03/15/24)	1,235	1,237,795
Series A, 4.00%, 03/15/24	145	145,161
Series A, 5.00%, 02/15/24	235	235,160
Series A, 5.00%, 03/15/24	2,255	2,260,228
Series A, 5.00%, 07/01/24	560	564,589
Series B, 5.00%, 10/01/24	15	15,191
Series B, 5.50%, 03/15/24 (AMBAC)	1,130	1,133,233
Series C, 5.00%, 03/15/24	1,270	1,272,890
Series D, 5.00%, 02/15/24	2,280	2,281,554
Series E, 5.00%, 02/15/24	430	430,293
Series E, 5.00%, 03/15/24	845	846,917
Series F, 5.00%, 10/01/24 (SAW)	110	111,438
New York State Environmental Facilities Corp., 5.00%,
06/15/24	75	75,568
New York State Environmental Facilities Corp. RB
5.00%, 06/15/24	750	755,679
Series A, 4.00%, 06/15/24	90	90,354
Series D, 5.00%, 09/15/24	135	136,751
New York State Urban Development Corp. RB
5.00%, 03/15/24	490	491,114
Series A, 5.00%, 03/15/24	3,120	3,127,090
Port Authority of New York & New Jersey RB
5.00%, 07/15/24	200	201,802
Series 194, 5.00%, 10/15/24	1,320	1,338,822
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%,
10/15/24	815	826,331
State of New York, 5.00%, 03/15/24	390	390,896
State of New York GO, Series A, 5.00%, 03/01/24	360	360,554
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/24	1,750	1,779,435
Series A, 5.00%, 11/15/24	1,320	1,340,725
Series C-1, 5.00%, 11/15/24	200	203,140
		47,232,455
North Carolina — 2.9%
City of Charlotte NC COP, 5.00%, 06/01/24	125	125,776
City of Charlotte NC GO, Series A, 5.00%, 06/01/24	140	140,916
City of Charlotte NC Storm Water Revenue RB, 5.00%,
12/01/24	15	15,256
City of Charlotte NC Water & Sewer System Revenue
RB, 5.00%, 07/01/24	280	282,318
City of Durham NC Water & Sewer Utility System
Revenue RB, 4.00%, 08/01/24	170	170,883
City of Raleigh NC RB, Series A, 5.00%, 06/01/24	160	161,010
City of Winston-Salem NC RB, Series C, 5.00%,
06/01/24	215	216,357
Security	Par (000)	Value

North Carolina (continued)
City of Winston-Salem NC Water & Sewer System
Revenue RB, Series A, 5.00%, 06/01/24	$10	$10,064
City of Winston-Salem Water & Sewer System Revenue,
5.00%, 06/01/33 (PR 06/01/24)	2,350	2,364,437
County of Alamance NC GO, 5.00%, 05/01/24	1,000	1,004,790
County of Buncombe NC RB
5.00%, 06/01/24	125	125,789
Serise A, 5.00%, 06/01/24	175	176,104
County of Durham NC GO, 5.00%, 10/01/24	45	45,609
County of Forsyth NC GO
5.00%, 04/01/24	100	100,317
5.00%, 12/01/24	365	371,289
County of Guilford NC GO
5.00%, 03/01/24	520	520,771
Series B, 5.00%, 05/01/24	235	236,096
County of Mecklenburg NC GO
4.00%, 02/01/24	265	265,000
5.00%, 03/01/24	285	285,434
Series A, 5.00%, 09/01/24	125	126,458
Series A, 5.00%, 12/01/24	175	177,987
Series B, 5.00%, 12/01/24	210	213,584
County of Mecklenburg NC RB, 5.00%, 10/01/24	100	101,361
County of Orange NC GO, 4.00%, 04/01/24	200	200,305
County of Wake NC GO
5.00%, 04/01/24	1,000	1,003,138
Series A, 5.00%, 03/01/24	295	295,450
Series C, 5.00%, 03/01/24	180	180,274
County of Wake NC RB
5.00%, 03/01/24	245	245,369
Series A, 5.00%, 08/01/24	285	287,807
Series A, 5.00%, 12/01/24	110	111,859
North Carolina State University at Raleigh RB, 5.00%,
10/01/24	95	96,180
State of North Carolina GO, Series C, 5.00%, 05/01/24	3,230	3,245,472
State of North Carolina RB
5.00%, 03/01/24	715	716,013
Series B, 5.00%, 05/01/24	165	165,786
Series B, 5.00%, 06/01/24	1,115	1,122,183
		14,907,442
Ohio — 2.8%
American Municipal Power Inc. RB, 5.00%, 02/15/24	555	555,337
City of Columbus OH, 5.00%, 04/01/24	400	401,255
City of Columbus OH GO
Series 2017-1, 5.00%, 04/01/24	1,050	1,053,295
Series A, 4.00%, 08/15/24	455	457,488
City of Columbus OH GOL, Series 6, 5.00%, 08/15/24	280	283,009
County of Franklin OH GOL, 5.00%, 12/01/24	25	25,427
County of Hamilton OH Sales Tax Revenue RB, Series A,
5.00%, 12/01/24	265	269,084
Miami University/Oxford OH RB, 5.00%, 09/01/24	485	490,207
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44
(PR 11/15/24)	1,250	1,268,566
Northeast Ohio Regional Sewer District RB, 5.00%,
11/15/32 (PR 11/15/24)	500	507,427
Ohio Higher Educational Facility Commission RB, 5.00%,
12/01/24	80	81,200
Ohio State University (The) RB
5.00%, 12/01/24	100	101,731
Series A, 5.00%, 12/01/24	300	305,194
Ohio Turnpike & Infrastructure Commission, 5.00%,
02/15/24	110	110,036

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Ohio University RB, Series A, 5.00%, 12/01/24	$110	$111,695
Ohio Water Development Authority RB
5.00%, 12/01/24	275	279,693
Series B, 5.00%, 12/01/24	210	213,584
Ohio Water Development Authority Water Pollution
Control Loan Fund RB
5.00%, 06/01/24	255	256,651
5.00%, 12/01/24	160	162,731
Series 2015A, 5.00%, 06/01/24	840	845,440
Series 2015-A, 5.00%, 12/01/24	260	264,437
Princeton City School District GO, 4.00%, 12/01/32
(PR 12/01/24)	795	801,769
State of Ohio, 5.00%, 05/01/27 (PR 05/01/24)	945	949,291
State of Ohio GO
Series A, 4.00%, 05/01/24 (ETM)	5	5,011
Series A, 5.00%, 09/01/24	215	217,507
Series A, 5.00%, 09/15/24	180	182,245
Series B, 5.00%, 08/01/24	125	126,244
Series B, 5.00%, 09/15/24	1,140	1,154,221
Series U, 5.00%, 05/01/24	165	165,790
Serise A, 5.00%, 05/01/24	150	150,719
Serise A, 5.00%, 06/15/24	200	201,455
State of Ohio GOL, 5.00%, 09/01/24	925	935,786
State of Ohio RB
Series A, 5.00%, 04/01/24	505	506,543
Series A, 5.00%, 12/01/24	485	493,076
Series B, 5.00%, 10/01/24	35	35,458
Series C, 5.00%, 12/01/24.	195	198,247
		14,166,849
Oklahoma — 0.5%
City of Oklahoma City OK GO
4.00%, 03/01/24	250	250,197
5.00%, 03/01/24	35	35,055
Grand River Dam Authority RB
Series A, 4.00%, 06/01/24	480	481,260
Series A, 5.00%, 06/01/24	990	995,819
Oklahoma Agricultural & Mechanical Colleges RB,
4.00%, 07/01/24	100	100,399
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/24	520	523,724
Series B, 5.00%, 07/01/24	55	55,394
Series C, 5.00%, 07/01/24	30	30,215
Oklahoma Water Resources Board RB, 5.00%, 04/01/24	130	130,393
		2,602,456
Oregon — 1.8%
City of Eugene OR Electric Utility System Revenue RB,
Series A, 5.00%, 08/01/24	175	176,698
City of Portland OR GOL
5.00%, 02/01/24	500	500,000
Series B, 5.00%, 06/15/24	175	176,273
City of Portland OR Sewer System Revenue RB
5.00%, 06/15/24	100	100,705
Series A, 5.00%, 03/01/24	500	500,700
Series A, 5.00%, 05/01/24	215	215,949
Series A, 5.00%, 10/01/24	125	126,626
Series B, 5.00%, 06/01/24	225	226,382
City of Portland OR Water System Revenue RB,
Series A, 5.00%, 05/01/24	350	351,546
City of Portland Water System Revenue RB, 5.00%,
05/01/24	180	180,795
Security	Par (000)	Value

Oregon (continued)
County of Multnomah OR GOL, 5.00%, 06/01/24	$1,050	$1,056,799
Multnomah County School District No. 1 Portland/OR
GO, 5.00%, 06/15/24 (GTD)	550	553,899
Oregon State Lottery RB
5.00%, 04/01/24	845	847,582
5.00%, 04/01/24 (MORAL OBLG)	100	100,306
Salem-Keizer School District No. 24J GO, Series B,
0.00%, 06/15/24 (GTD)(a)	125	123,540
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/24	850	862,680
Series A, 5.00%, 11/15/28 (PR 11/15/24)	700	711,383
Series A, 5.00%, 11/15/29 (PR 11/15/24)	375	381,098
State of Oregon GO
Series A, 5.00%, 05/01/24	900	904,289
Series B, 5.00%, 08/01/24	165	166,633
Series H, 5.00%, 05/01/24	145	145,691
Series K, 5.00%, 11/01/24	200	203,033
Series O, 5.00%, 08/01/24	25	25,248
Washington & Clackamas Counties School District No.
23J Tigard-Tualatin GO, Series J, 5.00%, 06/15/24
(GTD)	200	201,396
Washington & Multnomah Counties School District No.
48J Beaverton GO, 5.00%, 06/15/31 (PR 06/15/24)
(GTD)	530	533,647
		9,372,898
Pennsylvania — 3.2%
City of Philadelphia PA GO
5.00%, 02/01/24	315	315,000
5.00%, 08/01/24	395	398,013
Series A, 5.00%, 08/01/24	525	529,004
City of Philadelphia PA Water & Wastewater Revenue RB
Series A, 5.00%, 07/01/45 (PR 07/01/24)	555	559,089
Series B, 5.00%, 11/01/24	655	664,348
Commonwealth of Pennsylvania, 5.00%, 10/01/24	1,800	1,823,298
Commonwealth of Pennsylvania GO
5.00%, 07/15/24	1,520	1,533,215
First Series, 5.00%, 03/01/24	205	205,301
First Series, 5.00%, 03/15/24	245	245,536
First Series, 5.00%, 08/15/24	1,150	1,161,928
First Series, 5.00%, 09/15/24	650	657,828
Second Series, 5.00%, 09/15/24	1,320	1,335,896
County of Berks PA GO, 5.00%, 11/15/24	200	203,109
County of Chester PA GO, 5.00%, 07/15/24	90	90,782
County of Montgomery PA GO, Series A, 5.00%,
04/01/24	25	25,078
Delaware County Authority RB, 5.00%, 08/01/24	45	45,412
Delaware River Joint Toll Bridge Commission RB,
Series B, 5.00%, 07/01/24	125	125,988
Pennsylvania Higher Educational Facilities Authority RB,
5.00%, 08/15/24	100	101,048
Pennsylvania State University (The) RB, 5.00%,
09/01/24	120	121,413
Pennsylvania Turnpike Commission Oil Franchise Tax
Revenue, Series A, 5.00%, 12/01/24	90	91,424
Pennsylvania Turnpike Commission RB
5.00%, 06/01/24	105	105,631
5.00%, 12/01/24	2,435	2,473,535
VRDN,4.70%, 12/01/38 (Put 02/01/24)(b)	2,600	2,600,000
Series A, 5.00%, 12/01/24	85	86,352
Series A-1, 5.00%, 12/01/24	220	223,482

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Series A-2, 5.00%, 12/01/24	$205	$208,244
Series B, 5.00%, 12/01/24	180	182,849
		16,112,803
Rhode Island — 0.3%
Rhode Island Commerce Corp. RB, Series A, 4.00%,
06/15/24	505	506,427
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB, Series B, 5.00%, 10/01/24	240	243,249
Rhode Island Turnpike & Bridge Authority RB, Series A,
5.00%, 10/01/24	290	293,505
State of Rhode Island GO
5.00%, 08/01/24	220	222,189
Series D, 5.00%, 08/01/24	515	520,123
		1,785,493
South Carolina — 0.8%
Beaufort County School District/SC GO, 5.00%, 03/01/24
(SCSDE)	500	500,733
Charleston Educational Excellence Finance Corp. RB,
5.00%, 12/01/24	200	203,165
County of Charleston SC GO, Series C, 5.00%, 11/01/24
(SAW)	190	192,896
Greenville County School District RB, 5.00%, 12/01/24	300	304,698
Horry County School District/SC GO
5.00%, 03/01/24 (SCSDE)	740	741,128
Series A, 5.00%, 03/01/24	205	205,312
Lancaster County School District/SC GO, 5.00%,
03/01/24	100	100,152
Richland County School District No. 1/SC GO, Series C,
5.00%, 03/01/24	110	110,163
South Carolina Transportation Infrastructure Bank RB,
Series A, 5.00%, 10/01/24	910	922,020
State of South Carolina GO
Series B, 5.00%, 04/01/24 (SAW)	475	476,585
Serise A, 5.00%, 04/01/24 (SAW)	160	160,534
		3,917,386
Tennessee — 1.5%
City of Chattanooga TN GO
5.00%, 11/01/24	100	101,546
Series B, 5.00%, 03/01/24	100	100,155
City of Memphis TN Electric System Revenue RB,
5.00%, 12/01/24	175	177,813
City of Memphis TN GO, 5.00%, 04/01/40 (PR 04/01/24)	2,435	2,442,440
County of Blount TN GO, Series B, 5.00%, 06/01/24	180	181,106
County of Knox TN GO, 5.00%, 06/01/24	145	145,905
County of Shelby TN GO, Series A, 5.00%, 03/01/24	130	130,200
County of Williamson TN GO, 5.00%, 04/01/24	300	300,922
Metropolitan Government of Nashville & Davidson
County TN Electric Revenue RB
Series A, 5.00%, 05/15/24	385	387,134
Series B, 5.00%, 05/15/24	200	201,109
Metropolitan Government of Nashville & Davidson
County TN GO
5.00%, 07/01/24	100	100,811
Series A, 5.00%, 07/01/24	220	221,785
Metropolitan Government of Nashville & Davidson
County TN Water & Sewer Revenue RB, Series B,
5.00%, 07/01/24	165	166,339
State of Tennessee GO
5.00%, 09/01/24	125	126,458
5.00%, 11/01/24	110	111,676
Security	Par (000)	Value

Tennessee (continued)
Series B, 5.00%, 09/01/26 (PR 09/01/24)	$1,065	$1,077,110
Tennessee State School Bond Authority, 5.00%, 11/01/24
(ST INTERCEPT)	475	481,885
Tennessee State School Bond Authority RB
5.00%, 11/01/24 (ST INTERCEPT)	85	86,232
Series A, 5.00%, 11/01/24	370	375,363
Series B, 5.00%, 11/01/24	495	502,175
		7,418,164
Texas — 12.4%
Alamo Community College District GOL, 5.00%,
02/15/24	585	585,381
Aldine Independent School District GO, 5.00%, 02/15/24
(PSF)	295	295,199
Alief Independent School District GO, 5.00%, 02/15/24
(PSF)	170	170,110
Allen Independent School District GO, 5.00%, 02/15/24
(PSF)	100	100,065
Arlington Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	40	40,024
Series B, 5.00%, 02/15/24 (PSF)	185	185,112
Austin Community College District, 5.00%, 08/01/24	475	479,420
Austin Independent School District, 5.00%, 08/01/24
(PSF)	1,230	1,241,993
Austin Independent School District GO
Series A, 4.00%, 08/01/24 (PSF)	125	125,606
Series A, 5.00%, 08/01/24 (PSF)	55	55,536
Birdville Independent School District GO
5.00%, 02/15/24 (PSF)	80	80,049
Series A, 5.00%, 02/15/24 (PSF)	105	105,064
Board of Regents of the University of Texas System RB
Series C, 5.00%, 08/15/24	360	363,600
Series D, 5.00%, 08/15/24	155	156,550
Series E, 5.00%, 08/15/24	175	176,750
Series H, 5.00%, 08/15/24	315	318,150
Series J, 5.00%, 08/15/24	275	277,750
Central Texas Turnpike System, 0.00%, 08/15/24(a)	565	555,350
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/24 (AMBAC)(a)	90	88,317
Series C, 5.00%, 08/15/24	125	125,812
City of Arlington TX GOL, Series A, 5.00%, 08/15/24	205	207,039
City of Arlington TX Water & Wastewater System
Revenue RB, 5.00%, 06/01/24	700	704,184
City of Austin TX GOL
5.00%, 09/01/24	445	450,086
Series A, 5.00%, 09/01/24	230	232,629
City of Austin TX Water & Wastewater System
Revenue RB
5.00%, 05/15/24	155	155,752
5.00%, 11/15/24	875	887,737
City of Brownsville TX GOL
5.00%, 02/15/24	10	10,006
5.00%, 02/15/24 (ETM)	5	5,003
City of Carrollton TX GOL, 5.00%, 08/15/24	1,000	1,010,052
City of Dallas TX Waterworks & Sewer System
Revenue RB
Series A, 5.00%, 10/01/24	835	845,918
Series C, 5.00%, 10/01/24	390	395,100
City of Denton TX GOL, 5.00%, 02/15/24	80	80,054
City of El Paso TX GOL, 5.00%, 08/15/24	150	151,468
City of Fort Worth TX Water & Sewer System Revenue
RB, Series A, 5.00%, 02/15/24	1,130	1,130,749

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Frisco TX GOL, 5.00%, 02/15/24	$150	$150,101
City of Grand Prairie TX GOL, 5.00%, 02/15/24	370	370,215
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/24	535	542,771
Series C, 5.00%, 05/15/24	600	602,998
Series D, 5.00%, 11/15/24	645	654,370
City of Lubbock TX GOL, 5.00%, 02/15/24	295	295,192
City of Pflugerville TX GOL, 5.00%, 08/01/24	60	60,538
City of Plano TX GOL, 5.00%, 09/01/24	50	50,545
City of Round Rock TX GOL, 5.00%, 08/15/24	110	111,153
City of San Antonio TX Electric & Gas Systems Revenue
RB, 5.00%, 02/01/24	435	435,000
City of San Antonio TX GOL
5.00%, 02/01/24	515	515,000
5.00%, 08/01/24	1,000	1,009,562
Clear Creek Independent School District GO, 5.00%,
02/15/24 (PSF)	95	95,064
Comal Independent School District GO
5.00%, 02/01/24 (PSF)	735	735,000
Series B, 5.00%, 02/01/24 (PSF)	110	110,000
Conroe Independent School District, 5.00%, 02/15/24
(PSF)	120	120,080
Conroe Independent School District GO, 5.00%, 02/15/24
(PSF)	140	140,094
Conroe Independent School District RB, 5.00%,
02/15/24	525	525,352
County of Bexar TX GOL, 5.00%, 06/15/24	105	105,764
County of Collin TX GOL, 5.00%, 02/15/24	130	130,075
County of Denton TX GOL, 5.00%, 07/15/24	105	105,913
County of Harris Toll Road Revenue RB, Series A,
5.00%, 08/15/24	380	383,921
County of Harris TX GOL, 5.00%, 10/01/24	1,855	1,878,642
County of Travis TX GOL, 5.00%, 03/01/24	415	415,605
County of Williamson TX GOL, 4.00%, 02/15/24	245	245,080
Crowley Independent School District GO, Series A,
5.00%, 08/01/24 (PSF)	80	80,733
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	535	535,329
Series A, 5.00%, 02/15/24 (PSF)	110	110,068
Series C, 5.00%, 02/15/24 (PSF)	150	150,092
Dallas Area Rapid Transit RB
5.00%, 12/01/32 (PR 12/01/24)	2,500	2,537,501
Series A, 5.00%, 12/01/24	1,000	1,015,413
Dallas Fort Worth International Airport RB, 5.00%,
11/01/24	400	405,590
Denton Independent School District GO, 0.00%, 08/15/24
(PSF)(a)	200	196,685
Fort Bend Independent School District GO
Series C, 5.00%, 02/15/24 (PSF)	30	30,019
Series C, 5.00%, 08/15/24 (PSF)	105	106,061
Fort Worth Independent School District GO, 5.00%,
02/15/24 (PSF)	610	610,397
Frisco Independent School District GO, 5.00%, 08/15/24
(PSF)	160	161,694
Garland Independent School District GO, Series A,
5.00%, 02/15/24 (PSF)	300	300,193
Grapevine-Colleyville Independent School District GO,
0.00%, 08/15/24 (PSF)(a)	150	147,459
Katy Independent School District GO, Series D, 5.00%,
02/15/24 (PSF)	170	170,116
Security	Par (000)	Value

Texas (continued)
Keller Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	$160	$160,100
Series A, 5.00%, 08/15/24 (PSF)	170	171,691
Klein Independent School District GO
5.00%, 08/01/24 (PSF)	65	65,631
Series A, 5.00%, 08/01/24 (PSF)	430	434,171
Lamar Consolidated Independent School District GO
5.00%, 02/15/24 (PSF)	145	145,097
Series A, 2.00%, 02/15/24 (PSF)	50	49,961
Laredo Independent School District GO, 0.00%, 08/01/24
(PSF)(a)	150	147,514
Leander Independent School District GO
Series C, 0.00%, 08/15/37 (PR 08/15/24)(a)	700	351,781
Series C, 0.00%, 08/15/47 (PR 08/15/24) (PSF)(a)	10,000	2,806,711
Series D, 0.00%, 08/15/24 (PSF)(a)	125	122,857
Lewisville Independent School District GO
5.00%, 08/15/24	545	550,275
5.00%, 08/15/24 (PSF)	410	414,013
Lone Star College System, 5.00%, 02/15/24	135	135,087
Lone Star College System GOL, Series B, 5.00%,
02/15/24	800	800,515
Lower Colorado River Authority RB
5.00%, 05/15/24	390	391,892
Series B, 5.00%, 05/15/24	160	160,776
McKinney Independent School District GO, 5.00%,
02/15/24 (PSF)	160	160,105
Metropolitan Transit Authority of Harris County Sales &
Use Tax Revenue, 5.00%, 11/01/24	100	101,435
Metropolitan Transit Authority of Harris County Sales &
Use Tax Revenue RB
Series A, 5.00%, 11/01/24	240	243,443
Series B, 5.00%, 11/01/24	185	187,654
Series D, 5.00%, 11/01/24	285	289,089
North East Independent School District/TX GO, 5.25%,
02/01/24 (PSF)	800	800,000
North Texas Municipal Water District Upper East Fork
Wastewater Interceptor System RB, 5.50%, 06/01/24	50	50,372
North Texas Municipal Water District Water System
Revenue RB, 5.00%, 09/01/24	375	378,939
Northside Independent School District GO
5.00%, 08/01/24 (PSF)	370	373,315
5.00%, 08/15/24 (PSF)	375	378,630
Series A, 5.00%, 02/15/24 (PSF)	500	500,300
Northwest Independent School District GO, Series A,
5.00%, 02/15/24 (PSF)	275	275,172
Pasadena Independent School District GO, 5.00%,
02/15/24 (PSF)	150	150,098
Permanent University Fund - University of Texas
System RB
Series A, 5.00%, 07/01/24	110	110,870
Series B, 5.00%, 07/01/24	1,235	1,244,763
Pflugerville Independent School District GO, 5.00%,
02/15/24 (PSF)	250	250,170
Plano Independent School District GO, 5.00%, 02/15/24
(PSF)	1,000	1,000,685
Rockwall Independent School District GO, Series A,
0.00%, 02/15/24 (PSF)(a)	35	34,956
Round Rock Independent School District GO
5.00%, 08/01/24	195	196,882
5.00%, 08/01/24 (PSF)	30	30,294

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
San Antonio Independent School District/TX GO
5.00%, 02/15/24 (PSF-GTD)	$405	$405,259
5.00%, 08/15/24 (PSF)	200	202,032
San Antonio Water System RB
Series A, 5.00%, 05/15/24	710	713,814
Series B, 5.00%, 05/15/24	120	120,651
Spring Branch Independent School District GO, 5.00%,
02/01/24 (PSF)	910	910,000
Spring Branch Independent School District GOL, 5.00%,
02/01/24 (PSF)	115	115,000
Spring Independent School District GO, 5.00%, 08/15/24
(PSF)	105	106,072
State of Texas GO
5.00%, 04/01/24	425	426,333
5.00%, 08/01/24	345	348,432
5.00%, 10/01/24	110	111,475
Series A, 5.00%, 10/01/24	2,710	2,746,333
Series A, 5.00%, 10/01/39 (PR 10/01/24)	1,000	1,012,085
Tarrant Regional Water District Water Supply System
Revenue RB
5.00%, 03/01/30 (PR 03/01/24)	2,000	2,002,801
Series A, 5.00%, 03/01/24	285	285,406
Texas A&M University RB
Series C, 5.00%, 05/15/24	875	879,801
Series E, 4.00%, 05/15/24	25	25,067
Texas Public Finance Authority RB, 5.00%, 02/01/24	420	420,000
Texas State Technical College, 5.00%, 08/01/24 (AGM)	150	151,240
Texas State Technical College RB, 5.00%, 10/15/24	245	248,408
Texas State University System RB, Series A, 5.00%,
03/15/24	820	821,654
Texas Transportation Commission State Highway
Fund RB
5.00%, 04/01/34 (PR 04/01/24)	3,000	3,008,168
First Series, 5.00%, 10/01/24	570	577,642
Series A, 5.00%, 04/01/24	1,155	1,158,625
Texas Water Development Board, 5.00%, 08/01/24	760	767,523
Texas Water Development Board RB
5.00%, 04/15/24	330	331,282
5.00%, 08/01/24	215	217,128
5.00%, 10/15/24	100	101,419
Series A, 5.00%, 10/15/24	280	283,973
Series B, 5.00%, 04/15/24	135	135,524
Series B, 5.00%, 10/15/24	145	147,057
Trinity River Authority Central Regional Wastewater
System Revenue RB
3.00%, 08/01/24	245	244,423
5.00%, 08/01/24	310	312,915
Trinity River Authority Mountain Creek Regional
Wastewater System RB, 5.00%, 08/01/24	105	105,987
Tyler Independent School District GO, 5.00%, 02/15/24
(PSF)	90	90,050
United Independent School District/TX GO, 5.00%,
08/15/24 (PSF)	20	20,210
University of Houston RB, Series A, 5.00%, 02/15/24	405	405,276
University of North Texas System RB, Series A, 5.00%,
04/15/24	710	712,555
Ysleta Independent School District GO, 5.00%, 08/15/24
(PSF)	125	126,303
		62,600,167
Security	Par (000)	Value

Utah — 0.7%
Central Utah Water Conservancy District RB, 5.00%,
10/01/24	$100	$101,341
City of Ogden City UT Sewer & Water Revenue RB,
5.00%, 06/15/24	110	110,698
Davis School District GO, 5.00%, 06/01/24 (GTD)	315	317,040
Metropolitan Water District of Salt Lake & Sandy RB,
Series A, 5.00%, 07/01/24	190	191,439
Nebo School District GO, Series C, 4.00%, 07/01/24
(GTD)	120	120,440
State of Utah GO, 5.00%, 07/01/24	1,835	1,849,506
Utah State Building Ownership Authority RB, 5.00%,
05/15/24	400	402,046
Utah Transit Authority RB
5.00%, 06/15/24	185	186,243
Series A, 5.00%, 06/15/24	495	498,455
		3,777,208
Vermont — 0.2%
State of Vermont GO
Series A, 5.00%, 02/15/24	165	165,113
Series A, 5.00%, 08/15/24	1,000	1,011,013
		1,176,126
Virginia — 2.9%
City of Alexandria VA GO
Series A, 5.00%, 07/15/24 (SAW)	105	105,946
Series C, 5.00%, 07/15/24 (SAW)	100	100,901
City of Chesapeake VA GO, Series C, 5.00%, 12/01/24	250	254,163
City of Hampton VA GO, Series A, 5.00%, 09/01/24	355	359,139
City of Newport News VA GO, Series A, 5.00%, 08/01/24	100	100,995
City of Norfolk VA GO
Series A, 5.00%, 09/01/35 (PR 09/01/24) (SAW)	150	151,706
Series A, 5.00%, 09/01/37 (PR 09/01/24) (SAW)	600	606,823
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/24	230	233,368
City of Richmond VA GO, Series B, 5.00%, 07/15/24
(SAW)	440	444,004
Commonwealth of Virginia GO
5.00%, 06/01/24	1,000	1,006,509
Series B, 5.00%, 06/01/24	55	55,358
County of Arlington VA, 5.00%, 08/01/24	140	141,372
County of Arlington VA GO
5.00%, 08/15/24	125	126,323
5.00%, 08/15/24 (SAW)	85	85,900
Series A, 5.00%, 08/15/24	75	75,794
County of Fairfax VA GO
Series A, 4.00%, 10/01/24 (SAW)	250	251,788
Series A, 5.00%, 10/01/24 (SAW)	525	532,177
Series B, 5.00%, 04/01/24 (SAW)	675	677,163
Series B, 5.00%, 10/01/24 (SAW)	130	131,777
County of Henrico VA GO, 5.00%, 08/01/24 (SAW)	50	50,492
County of Prince William VA GO, 5.00%, 08/01/24 (SAW)	260	262,522
Fairfax County Industrial Development Authority RB,
5.00%, 05/15/24	545	547,959
Fairfax County Water Authority RB, 5.00%, 04/01/24	75	75,235
Hampton Roads Sanitation District RB
Series A, 5.00%, 07/01/24	165	166,352
Series A, 5.00%, 08/01/24	175	176,741
Virginia College Building Authority, 5.00%, 02/01/24	1,430	1,430,000
Virginia College Building Authority RB
5.00%, 02/01/24	100	100,000
Series A, 4.00%, 02/01/28 (PR 02/01/24)	250	250,000
Series A, 5.00%, 09/01/24 (SAW)	50	50,548

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Series B, 5.00%, 09/01/24	$370	$374,058
Series D, 5.00%, 02/01/24 (NPFGC)	350	350,000
Series E-1, 5.00%, 02/01/24	300	300,000
Virginia Commonwealth Transportation Board RB
5.00%, 09/15/24	150	151,899
Series A, 5.00%, 05/15/24	1,035	1,040,858
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/24	950	959,451
Series C, 5.00%, 08/01/24	190	191,890
Virginia Public School Authority, 5.00%, 08/01/24	285	287,863
Virginia Public School Authority RB
5.00%, 02/01/24	75	75,000
5.00%, 08/01/24	205	207,060
5.00%, 08/01/24 (SAW)	1,170	1,181,680
Series C, 5.00%, 08/01/24 (SAW)	275	277,763
Virginia Resources Authority RB
5.00%, 11/01/24	195	197,939
5.00%, 11/01/24 (MO)	175	177,654
Series A, 5.00%, 11/01/24	315	319,754
Series D, 5.00%, 11/01/24.	170	172,566
		14,816,490
Washington — 3.9%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/24	170	172,527
Series S-1, 5.00%, 11/01/24	1,060	1,075,759
City of Bellevue WA GOL, 5.00%, 12/01/24	200	203,330
City of Marysville WA Water & Sewer Revenue RB,
5.00%, 04/01/24	55	55,169
City of Seattle WA Drainage & Wastewater Revenue RB,
5.00%, 09/01/24	1,000	1,011,545
City of Seattle WA GO, 5.00%, 12/01/24	535	543,953
City of Seattle WA GOL
4.00%, 05/01/24	70	70,158
Series A, 5.00%, 06/01/24	290	291,839
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 05/01/24	80	80,383
5.00%, 09/01/24	420	424,897
Series B, 5.00%, 04/01/24	100	100,314
Series C, 5.00%, 10/01/24	125	126,676
City of Seattle WA Water System Revenue RB, 5.00%,
08/01/24	250	252,438
Clark & Skamania Counties School District No. 112-6
Washougal GO, 5.00%, 12/01/24 (GTD)	25	25,420
Clark County School District No. 37 Vancouver GO,
Series C, 5.00%, 12/01/24 (GTD)	100	101,640
County of King WA GOL
5.00%, 06/01/24	990	996,443
Series C, 5.00%, 12/01/24	55	55,939
Series E, 5.00%, 12/01/24	70	71,195
County of King WA Sewer Revenue RB
5.00%, 07/01/24	320	322,424
Series B, 5.00%, 07/01/24	615	619,658
County of Snohomish WA GOL, 5.00%, 12/01/24	105	106,792
County of Spokane WA GOL, 5.00%, 12/01/24	265	269,303
Energy Northwest RB
5.00%, 07/01/24	530	534,387
Series A, 5.00%, 07/01/24	1,055	1,063,734
King County Rural Library District GO, 4.00%, 12/01/24	200	201,457
King County School District No. 210 Federal Way GO,
4.00%, 12/01/24 (GTD)	80	80,694
Security	Par (000)	Value

Washington (continued)
King County School District No. 403 Renton GO, 4.00%,
12/01/24 (GTD)	$350	$353,038
King County School District No. 405 Bellevue GO, 5.00%,
12/01/24 (GTD)	200	203,281
King County School District No. 411 Issaquah GO
5.00%, 12/01/24	160	162,664
5.00%, 12/01/24 (GTD)	175	177,914
King County School District No. 414 Lake Washington
GO, 5.00%, 12/01/24 (GTD)	155	157,620
Pierce County School District No. 10 Tacoma GO, 5.00%,
12/01/24 (GTD)	390	396,559
Pierce County School District No. 320 Sumner GO,
5.00%, 12/01/24 (GTD)	75	76,261
Pierce County School District No. 83 University Place
GO, 5.00%, 12/01/24 (GTD)	230	233,868
Port of Seattle WA RB, Series B, 5.00%, 03/01/24	335	335,455
Port of Tacoma WA RB, Series A, 5.00%, 12/01/24	85	86,345
Snohomish County School District No. 103 Monroe GO,
5.00%, 12/01/24 (GTD)	215	218,616
Snohomish County School District No. 201 Snohomish
GO, 5.00%, 12/01/24 (GTD)	175	177,943
Snohomish County School District No. 4 Lake Stevens
GO, 5.00%, 12/01/24 (GTD)	100	101,682
Snohomish County School District No. 6 Mukilteo GO,
5.00%, 12/01/24 (GTD)	85	86,429
Spokane & Whitman Counties School District No. 360
Cheney GO, 5.00%, 12/01/24 (GTD)	150	152,523
State of Washington
5.00%, 06/01/24	500	503,155
5.00%, 08/01/24	310	313,007
State of Washington COP
Series A, 5.00%, 07/01/24	120	120,909
Series B, 5.00%, 07/01/24	420	423,181
State of Washington GO
5.00%, 07/01/24	80	80,639
Series 2016A, 5.00%, 07/01/24	245	246,957
Series A-1, 5.00%, 08/01/24	520	525,044
Series B, 5.00%, 07/01/24	100	100,799
Series C, 0.00%, 06/01/24 (AMBAC)(a)	100	98,929
Series C, 0.00%, 06/01/24 (NPFGC)(a)	25	24,732
Series C, 5.00%, 02/01/24	1,475	1,475,000
Series D, 5.00%, 02/01/24	140	140,000
Series E, 0.00%, 12/01/24(a)	60	58,448
Series E, 5.00%, 06/01/24	1,050	1,056,625
Series R-2015C, 5.00%, 07/01/24	60	60,479
Series R-2015E, 5.00%, 07/01/24	180	181,438
State of Washington RB, 5.00%, 09/01/24	900	909,714
University of Washington RB
5.00%, 04/01/24	675	677,130
Serise A, 5.00%, 12/01/24	420	427,202
Washington State University RB
5.00%, 04/01/24	320	320,898
5.00%, 10/01/24	345	349,170
Whatcom County School District No. 503 Blaine GO,
5.00%, 12/01/24 (GTD)	25	25,420
		19,897,148
West Virginia — 0.6%
State of West Virginia GO
5.00%, 06/01/24	270	271,748
5.00%, 12/01/24	595	605,154
Series A, 0.00%, 11/01/24 (NPFGC)(a)	140	136,681

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia (continued)
Series A, 5.00%, 06/01/24	$555	$558,594
Series A, 5.00%, 12/01/24	25	25,427
Series B, 5.00%, 06/01/24	45	45,291
West Virginia Commissioner of Highways RB, Series A,
5.00%, 09/01/24	965	975,342
West Virginia Lottery Excess Lottery Revenue RB,
Series A, 5.00%, 07/01/24	320	322,516
		2,940,753
Wisconsin — 1.9%
City of Madison WI GO, Series A, 4.00%, 10/01/24	445	448,065
Milwaukee County Metropolitan Sewer District GO,
Series A, 5.00%, 10/01/24	140	141,784
State of Wisconsin, 5.00%, 05/01/24	650	653,032
State of Wisconsin Clean Water Fund Leveraged Loan
Portfolio RB
5.00%, 06/01/25 (PR 06/01/24)	155	155,849
5.00%, 06/01/26 (PR 06/01/24)	185	186,075
5.00%, 06/01/31 (PR 06/01/24)	500	502,906
Series 1, 5.00%, 06/01/24	85	85,466
State of Wisconsin Environmental Improvement Fund
Revenue RB
Series A, 5.00%, 06/01/24	240	241,570
Serise A, 5.00%, 06/01/24	610	613,991
State of Wisconsin GO
Series 1, 5.00%, 11/01/24	410	416,096
Series 2, 5.00%, 11/01/24	2,195	2,227,633
Series A, 5.00%, 05/01/24	375	376,750
Series C, 5.00%, 05/01/24	230	231,073
State of Wisconsin RB
Series A, 5.00%, 05/01/24	760	763,546
Series B, 5.00%, 05/01/24	140	140,653
Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Department of Transportation RB
5.00%, 07/01/36 (PR 07/01/24)	$1,830	$1,844,618
Series 2, 5.00%, 07/01/24	485	489,015
Series A, 5.00%, 07/01/24	220	221,821
		9,739,943

Total Long-Term Investments — 98.6%
(Cost: $501,701,332)	.	499,256,330

	Shares

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 4.09%(c)(d)	308,168	308,198

Total Short-Term Securities — 0.1%
(Cost: $308,169)		308,198

Total Investments — 98.7%
(Cost: $502,009,501)		499,564,528

Other Assets Less Liabilities — 1.3%		6,705,273

Net Assets — 100.0%		$506,269,801

(a)	Zero-coupon bond.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$493,644	$—	$(185,478	)(a)	$17	$15	$308,198	308,168	$11,408	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$499,256,330	$—	$499,256,330
Short-Term Securities
Money Market Funds	308,198	—	—	308,198
	$308,198	$499,256,330	$—	$499,564,528

Portfolio Abbreviation

AGC	Assured Guaranty Corp.	PR	Prerefunded
AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
AMBAC	Ambac Assurance Corp.	Q-SBLF	Qualified School Bond Loan Fund
COP	Certificates of Participation	RB	Revenue Bond
ETM	Escrowed to Maturity	SAP	Subject to Appropriations
GO	General Obligation	SAW	State Aid Withholding
GOL	General Obligation Limited	SCH BD RES FD	School Board Resolution Fund
GTD	Guaranteed	SCSDE	South Carolina State Department of Education
MO	Moral Obligation	ST	Special Tax
NPFGC	National Public Finance Guarantee Corp.